Employee benefits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ (848.1)
Contribution to defined contribution plans		₨ 12,114.9	15,090.5	₨ 10,305.5
Actual return on the schemes' assets	$ 42,531.9		3,342,794.4	3,140,802.1	₨ 3,223,602.7
Funding obligations		₨ 145,357.0	₨ 207,274.7	246,837.8
Notes issued					65,718.9
Percentage of annual cost of providing the pension benefits would not exceed salary.	15.00%	15.00%
Employer contributions rate	15.00%	15.00%
Employer contributions | $	$ 150,000.0
Employee contributions rate	12.00%	12.00%
Due On March 31, 2024 [Member]
Disclosure of defined benefit plans [line items]
Deficit contribution, Paid		₨ 5,965.4
Due On March 31, 2028 [Member]
Disclosure of defined benefit plans [line items]
Deficit contribution, Paid		₨ 2,485.6
Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, due to decrease in assumption					₨ 2,983.0
Change in assumption, decrease	1.00%				1.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of monthly pension benefits after retirement	0.75%	0.75%
Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of monthly pension benefits after retirement	2.00%	2.00%
Pension and post retirement medical plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years 8 months 8 days	11 years 8 months 8 days	13 years 18 days
Expected contributions to funded plans in Fiscal 2021		₨ 842.0
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years 8 months 1 day	11 years 8 months 1 day	10 years 9 months 14 days
Expected contributions to funded plans in Fiscal 2021		₨ 43.7
Jaguar Pension Plan [Member] | Equalisation Of Guartanteed Minimum Pension Between May Nineteen Ninety And April Nineteen Ninety Seven [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 916.3
Jaguar Pension Plan [Member] | Benefit Improvements To Certain Improvements As Part Of The Restructuring Programme [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 712.7
Jaguar Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	101.00%		111.00%		101.00%
Jaguar Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	115.00%		117.00%		115.00%
Jaguar Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	103.00%		101.00%		103.00%
Jaguar Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	118.00%		112.00%		118.00%
Land Rover Pension Scheme [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	105.00%		107.00%		105.00%
Land Rover Pension Scheme [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	117.00%		111.00%		117.00%
Land Rover Pension Scheme [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	100.00%		101.00%		100.00%
Land Rover Pension Scheme [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	116.00%		109.00%		116.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	93.00%				93.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	97.00%				97.00%
Jaguar Executive Pension Plan [Member] | Males [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor			94.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	91.00%				91.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor	96.00%				96.00%
Jaguar Executive Pension Plan [Member] | Females [Member] | Weighted Average [Member]
Disclosure of defined benefit plans [line items]
Mortality assumptions scaling factor			84.00%
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years 6 months	17 years 6 months	19 years
Allowance for long term improvements, per annum	1.25%	1.25%	1.25%
Intended period to eliminate the pension scheme funding deficits	10 years	10 years
Contribution rate for defined benefit accrual	21.00%	21.00%
Expected net periodic pension cost		₨ 11,234.8
Defined benefit pension plan amendment cost/(credit)		₨ (2.0)	₨ (1,559.8)	₨ (396.6)
Actual return on the schemes' assets			₨ 18,632.0		₨ 17,796.8
Jaguar Land Rover Pension plan [member] | Smoothing Parameter [Member]
Disclosure of defined benefit plans [line items]
Allowance for long term improvements, per annum	7.50%	7.50%		7.50%
Jaguar Land Rover Pension plan [member] | Actuarial Assumption Of Expected Rates Of Return On Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Expected net periodic pension cost		₨ 11,732.0
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 6 months	13 years 6 months	26 years 9 months 7 days
Impact on defined benefit obligation, due to decrease in assumption					₨ 1,343.2